PROVISIONS - Future disbursements (Details) - Dec. 31, 2019 $ in Millions, $ in Millions	USD ($)	CAD ($)
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 189.8	$ 201.3
Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)		201.3
Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	189.8
2020 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)		2.8
2020 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	2.7
2021 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)		20.1
2021 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	2.8
2022 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)		24.2
2022 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	0.0
2023 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)		5.9
2023 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	0.0
2024 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)		4.2
2024 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	0.0
2025 and thereafter | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)		$ 144.1
2025 and thereafter | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 184.3